RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series (formerly “RS International Growth VIP Series”)

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

RS Low Duration Bond VIP Series

RS High Yield VIP Series

RS Money Market VIP Series

RS S&P 500 Index VIP Series

Amended and Restated Supplement to each Series’ Prospectus, dated May 1, 2014

RS Emerging Markets VIP Series

Effective January 9, 2015, Michael Ade, CFA will join the investment team of the Series as a portfolio manager, and the section of the RS Emerging Markets VIP Series Prospectus titled “Investment Team” (on page 5) is amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of the Series since 2013. Michael Ade, CFA has been a portfolio manager of the Series since January 2015.

Investment Team Biographical Information

Effective January 9, 2015, the biographical information for Mr. Reynal under the section of the RS Emerging Markets VIP Series Prospectus titled “Investment Team Biographical Information” (on page 15) is amended and restated in its entirety as follows:

Michael Reynal has been a portfolio manager of RS Emerging Markets VIP Series since 2013. Prior to joining RS Investments in 2012, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Michael was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Michael also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities. He holds a B.A. in history from Middlebury College, an M.A. in history from Christ’s College at the University of Cambridge, and an M.B.A. from the Amos Tuck School at Dartmouth College.

Effective January 9, 2015, the following information is added to the section of the RS Emerging Markets VIP Series Prospectus titled “Investment Team Biographical Information” (on page 15):

Michael Ade, CFA, has been a portfolio manager of RS Emerging Markets VIP Series since 2014. Prior to joining RS Investment Management (Singapore) Pte. Ltd., a non-U.S. affiliate of RS Investments, in 2012, he was a portfolio manager for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal’s international small cap team focusing on the Asia region. Michael holds a B.A. in finance from the University of Wisconsin. Michael is a CFA Charterholder.

RS Variable Products Trust

RS Money Market VIP Series

Effective December 31, 2014, the section of the RS Money Market VIP Series Prospectus titled “Investment Team” (on page 4) was amended and restated in its entirety as follows:

Martin Vernon has been the portfolio manager of the Series since 2009.

Effective December 31, 2014, Alexander M. Grant, Jr. was no longer co-portfolio manager of RS Money Market VIP Series, and all references to Mr. Grant in the RS Money Market VIP Series Prospectus were removed.

RS Small Cap Growth Equity VIP Series

Effective December 1, 2014, the section of the RS Small Cap Growth Equity VIP Series Prospectus titled “Investment Team” (on page 5) was amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Series since 2009. Christopher W. Clark, CFA has been a co-portfolio manager of the Series since December 2014 and an analyst of the Series since 2007.

Investment Team Biographical Information

Effective December 1, 2014, the following information was added to the section of the RS Small Cap Growth Equity VIP Series Prospectus titled “Investment Team Biographical Information” (on page 14):

Christopher W. Clark, CFA, has been a member of the RS Growth Team, as an analyst, since joining the firm in 2007. Chris has been a co-portfolio manager of the Series since 2014. Before joining the firm, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Chris holds a B.A. in economics from the University of Virginia. Chris is a CFA Charterholder.

RS High Yield VIP Series

Effective September 15, 2014, the section of the RS High Yield VIP Series Prospectus titled “Investment Team” (on page 6) was amended and restated in its entirety as follows:

Kevin Booth, CFA, co-portfolio manager, has managed the Series since 2009. Paul Gillin, CFA, co-portfolio manager, has managed the Series since May 2014.

Effective September 15, 2014, Marc Gross was no longer co-portfolio manager of RS High Yield VIP Series, and all references to Mr. Gross in the RS High Yield VIP Series Prospectus were removed.

RS Variable Products Trust

All VIP Series

Frequent Purchases and Redemptions

Effective December 1, 2014, the section of each Prospectus titled “Frequent Purchases and Redemptions” was amended and restated in its entirety as follows:

Risks of Frequent Trading

Frequent trading can hurt the Series’ performance, operations, and shareholders. Frequent trading may disrupt portfolio management of the Series and create transaction and other administrative costs that are borne by all shareholders. The Series discourages, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of its shares to the extent the Trust believes that such trading is harmful to investors, although the Series will not necessarily be able to prevent all such frequent trading in its shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market timing activity in the Series.

Series Policies and Procedures

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of the Series’ shares. Pursuant to these policies and procedures, the Series currently allows GIAC to apply its frequent trading restrictions in lieu of the Series’ frequent trading restrictions. GIAC has informed the Trust that it has adopted limits on transfers by contractowners and policyholders (“contractowners”) to attempt to address the potential for frequent trading. For more information about any other restrictions that GIAC may impose on contractowners, please see the relevant prospectus of the separate account of the specific insurance product that accompanies this prospectus and the applicable insurance contract. The Series uses reasonable diligence to confirm that GIAC is applying its restrictions.

Under the Series’ frequent trading restrictions, the Series reviews trading activity at the separate account level and determines whether the trading volume and/or amounts purchased or exchanged show a pattern of activity that may indicate frequent trading or activity that may be harmful to a Series or its shareholders. If the available information indicates that frequent trading may be taking place through a particular separate account, RS Investments will contact GIAC and seek to have GIAC restrict a contractowner’s trading activity for any period of time or permanently.

While the Series will use reasonable efforts to detect frequent trading activity, there can be no guarantee that those efforts will be successful in preventing all such activity or that market timers will not employ new strategies designed to evade detection. The Series’ ability to detect harmful trading activity may also be limited by operational and technological limitations and the fact that all purchase, redemption, and exchange orders are received from GIAC.

The Series may revise its policies and procedures at its sole discretion at any time, and without prior notice to investors or contractowners, as it deems necessary or appropriate to better detect and deter harmful trading activity or to comply with state or federal regulatory requirements. In addition, the Series reserves the right, in its discretion for any reason or for no reason, to reject any purchase or exchange, in whole or in part.

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be subject to frequent trading or market timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Series employs fair valuation procedures intended to reduce that risk.

January 9, 2015